Other Noncurrent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Schedule of Components of Other Noncurrent Liabilities	Other noncurrent liabilities at December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Pension liabilities	$130	$215
Restructuring and plant closing costs	21	30
Asset retirement obligations	20	26
Derivative liabilities	19	1
Other	12	13
Total	$202	$285